MBS Investments MBS Investments (Notes)	12 Months Ended
Dec. 31, 2015
M B S Investments [Abstract]
Investments in Debt and Equity Investments, Cash and Cash Equivalents, Unrealized and Realized Gains (Losses), Mortgage Backed Securities [Text Block]

7.  MBS Securities

Between November 2012 and April 2013, the Partnership executed six securitizations of MBS TOB Trusts.  The Partnership purchased the LIFERS issued by the six MBS TOB Trusts for approximately $9.2 million.

Each of the six MBS TOB Trusts issued SPEARS to unaffiliated investors; these SPEARS totaled approximately $34.9 million at issuance. The SPEARS represent senior interests in the MBS TOB Trusts, have been credit enhanced by DB and are recorded as debt financing in the consolidated balance sheet. The LIFERS entitle the Partnership to all principal and interest payments received by the MBS TOB Trust on the securitized MBS Securities after payments due to the holders of the SPEARS and trust costs.  The SPEARS bear interest at a variable rate based on Securities Industry and Financial Markets Association (“SIFMA”) rates.

See Note 12 for further discussion related to the securitization of the MBS Securities.

In May 2014, the Partnership sold a portion of the MBS TOB Trusts for an amount approximating the outstanding amortized cost. This approximately $3.7 million par value MBS Securities had been acquired for approximately $3.8 million in November 2012 (see Note 12).

In October 2014, the Partnership sold a portion of the MBS Securities for an amount approximating the outstanding amortized cost. The approximate $24.4 million par value of the MBS Securities had been acquired for approximately $24.6 million in the fourth quarter of 2012 first half of 2013. The Partnership then collapsed the related MBS - TOB Trust 4 for approximately $6.0 million, MBS - TOB Trust 5 for approximately $5.3 million and MBS - TOB Trust 6 for approximately $7.8 million securitizing the related MBS. The Partnership’s approximate $19.1 million TOB financing facilities, which were the securitization of this MBS TOB Trusts, were paid off in full in connection with this sale (see Note 12).

The carrying value of the Partnership’s MBS Securities as of December 31, 2015 and 2014 are as follows:

	December 31, 2015
Agency Rating of MBS Securities (1)	Cost adjusted for amortization of premium	Unrealized Gain	Unrealized Loss	Estimated Fair Value
“AAA”	$5,052,348	$-	$(34,648)	$5,017,700
“AA”	9,900,682	-	(143,073)	9,757,609
	$14,953,030	$-	$(177,721)	$14,775,309

(1) MBS Securities are reported based on the lowest rating issued by a Rating Agency, if more than one rating is issued on the security, at the date presented.

	December 31, 2014
Agency Rating of MBS Securities (1)	Cost adjusted for amortization of premium	Unrealized Gain	Unrealized Loss	Estimated Fair Value
“AAA”	$5,304,974	$-	$(250,624)	$5,054,350
“AA”	10,062,667	-	(275,459)	9,787,208
	$15,367,641	$-	$(526,083)	$14,841,558

(1) MBS Securities are reported based on the lowest rating issued by a Rating Agency, if more than one rating is issued on the security, at the date presented.

Valuation - The Partnership values each MBS Security based upon prices obtained from a third party pricing service, which are indicative of market activity. The valuation methodology of the Partnership’s third party pricing service incorporates commonly used market pricing methods, incorporates trading activity observed in the market place, and other data inputs. The methodology also considers the underlying characteristics of each security, which are also observable inputs, including: coupon; maturity date; loan age; reset date; collateral type; geography; and prepayment speeds.  The Partnership analyzes pricing data received from the third party pricing service by comparing it to valuation information obtained from at least one other third party pricing service and ensuring they are within a tolerable range of difference of 7.5%.  The Partnership also looks at observations of trading activity observed in the market place when available.

At December 31, 2015, the range of effective yields on the individual MBS Securities was 3.7% to 5.3% per annum.  Additionally, the Partnership calculated the sensitivity of the key assumption used in calculating the fair values of the MBS Securities which is the effective yield on new issuances of similarly rated MBS Securities.  Assuming a 10% adverse change in that key assumption, the effective yields on the MBS Securities would increase to a range of 4.1% to 5.8% per annum and would result in additional unrealized losses on the bond portfolio of approximately $781,000.  This sensitivity analysis is hypothetical and is as of a specific point in time.  The results of the sensitivity analysis may not be indicative of actual changes in fair value and should be used with caution.  Pricing services and the Partnership’s analysis provide indicative pricing only.

The MBS Securities are backed by residential mortgage loans and interest payable from the MBS Securities is believed and expected to be exempt from federal income taxation.  A description of certain terms of the Partnership’s MBS Securities is as follows:

Agency Rating of MBS Securities	Principal Outstanding December 31, 2015	Weighted Average Maturity Date	Weighted Average Coupon Interest Rate
“AAA”	$5,000,000	7/1/2032	4.60%
“AA”	9,765,000	7/9/2036	4.20%
	$14,765,000

Agency Rating of MBS Securities	Principal Outstanding December 31, 2014	Weighted Average Maturity Date	Weighted Average Coupon Interest Rate
“AAA”	$5,000,000	7/1/2032	4.60%
“AA”	9,765,000	7/9/2036	4.20%
	$14,765,000